Short-term trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Trade payables	1,698	29	2	53	1,781
Work certified in advance	1,124	26	—	77	1,227
Advance payments	406	1	—	(14)	392
Other non-trade payables	419	6	(6)	83	502
TRADE AND OTHER PAYABLES	3,646	63	(4)	198	3,902

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Trade payables	1,663	13	(2)	24	1,698
Work certified in advance	962	(3)	—	165	1,124
Advance payments	402	5	—	(1)	406
Other non-trade payables	402	9	1	7	419
TRADE AND OTHER PAYABLES	3,429	23	(1)	195	3,646

Disclosure of detailed information about trade payables [Table Text Block]

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Trade payables	1,158	24	2	20	1,203
Trade payables sent for reverse factoring	281	—	—	35	317
Withholdings made from suppliers	259	5	—	(2)	261
TRADE PAYABLES	1,698	29	2	53	1,781

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Trade payables	1,187	7	(2)	(35)	1,158
Trade payables sent for reverse factoring	234	—	—	48	281
Withholdings made from suppliers	242	5	—	11	259
TRADE PAYABLES	1,663	13	(2)	24	1,698

Disclosure of detailed information about other non trade payables [Table Text Block]

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Accrued wages and salaries	227	3	(1)	25	254
Taxes payable	162	2	(5)	17	176
Other payables	30	2	—	41	72
OTHER NON- TRADE PAYABLES	419	6	(6)	83	502

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Accrued wages and salaries	190	5	—	32	227
Taxes payable	171	4	—	(13)	162
Other payables	41	—	1	(12)	30
OTHER NON- TRADE PAYABLES	402	9	1	7	419